Cover	Jun. 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2023
Entity File Number	333-253898
Entity Registrant Name	G SQUARED ASCEND II INC.
Entity Central Index Key	0001849280
Entity Tax Identification Number	98-1603099
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 N. Michigan Ave.
Entity Address, Address Line Two	Suite 3770
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	552-7160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A ordinary share[Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A ordinary share
Trading Symbol	GSQB.U
Security Exchange Name	NYSE
Classa Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GSQB
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50[Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GSQB.W
Security Exchange Name	NYSE